Fair Value Measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement [Line Items]
Impairment loss goodwill	¥ 2,812	¥ 950	¥ 2,510
Property and Equipment [Member]
Fair Value Measurement [Line Items]
Impairment losses on property and equipment	¥ 136	¥ 17	¥ 774